SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest paid	$ 238	$ 227
Taxes paid	12	37
Equipment acquired under finance leases and equipment loans	$ 250	$ 264